Related Party Transactions - Additional Information (Detail) $ in Millions			3 Months Ended				4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 20, 2021 USD ($)	Sep. 07, 2018 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 07, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 GBP (£)	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Incentive Securities [Member]
Related Party Transaction [Line Items]
Catch-up payment	$ 15.7
Executive [Member]
Related Party Transaction [Line Items]
Increase in loan to related party		$ 4.1
Interest rate			2.50%					2.50%					2.50%
Notes receivable from related party											$ 4.7
Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid			$ 0.1		$ 0.0			$ 0.1	$ 0.1
Football DataCo Limited [Member] | Letter of Credit [Member]
Related Party Transaction [Line Items]
Line of credit, maximum amount			$ 41.5					41.5					£ 30,000,000
Oakvale [Member] | Success Fees Relating to the Merger [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction								9.7
Oakvale [Member] | Success Fees Relating Acquisition of Second Spectrum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction								$ 2.0
MAVEN TOPCO LIMITED [Member] | Executive [Member]
Related Party Transaction [Line Items]
Increase in loan to related party		$ 4.1
Interest rate				2.50%										2.50%
Notes receivable from related party				$ 4.7							4.7
MAVEN TOPCO LIMITED [Member] | Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid				0.1		$ 0.1	$ 0.1			$ 0.1	0.2	$ 0.2
MAVEN TOPCO LIMITED [Member] | Football DataCo Limited [Member] | Letter of Credit [Member]
Related Party Transaction [Line Items]
Line of credit, maximum amount				$ 41.2							$ 40.9			£ 30,000,000	£ 30,000,000